Transamerica JPMorgan Asset Allocation - Conservative VP Average Annual Total Returns			12 Months Ended		60 Months Ended		68 Months Ended	99 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)				2.01%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	[1],[2]	13.15%	[1],[2]	17.56%	14.09%	14.29%	[1],[2]
Transamerica JPMorgan Asset Allocation – Conservative VP Blended Benchmark (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]		12.17%		3.86%				5.85%
Initial
Prospectus [Line Items]
Average Annual Return, Percent			10.63%		2.33%				4.91%
Performance Inception Date		May 01, 2002
Service
Prospectus [Line Items]
Average Annual Return, Percent			10.36%		2.09%				4.64%
Performance Inception Date		May 01, 2003

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[5]	The Transamerica JPMorgan Asset Allocation – Conservative VP Blended Benchmark consists of the following: 25% Russell 3000 Index, 10% MSCI All Country World ex-US Index and 65% Bloomberg US Aggregate Bond Index.